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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-7408
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  August 10, 2001
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.] Form 13F File Number Name

28-____________ ________________________________ [Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch            COM              002896207    19856   446000 SH       SOLE                   446000
Activision, Inc.               COM              004930202    13533   344800 SH       SOLE                   344800
Affiliated Computer Services   COM              008190100    15619   217200 SH       SOLE                   217200
AmeriSource Health             COM              03071P102    20563   371500 SH       SOLE                   371500
American Eagle Outfitters      COM              02553E106    18348   520650 SH       SOLE                   520650
Americredit Corp               COM              03060R101    34801   669900 SH       SOLE                   669900
Biomet                         COM              090613100    26125   543600 SH       SOLE                   543600
Bisys Group Inc.               COM              055472104    21281   360700 SH       SOLE                   360700
Caremark                       COM              141705103    11038   671000 SH       SOLE                   671000
Concord EFS INC.               COM              206197105    35050   673900 SH       SOLE                   673900
Emulex Corp.                   COM              292475209    25925   641700 SH       SOLE                   641700
Henry Schein Inc.              COM              806407102    15223   380000 SH       SOLE                   380000
IMS Health                     COM              449934108    18534   650300 SH       SOLE                   650300
Intl Rectifier                 COM              460254105    21469   629600 SH       SOLE                   629600
Jones Apparel Group            COM              480074103    18913   437800 SH       SOLE                   437800
Laboratory Corp of American HL COM              50540R409    19317   251200 SH       SOLE                   251200
Lennar Corp                    COM              526057104    23068   553200 SH       SOLE                   553200
Lincare Holdings               COM              532791100    20827   694000 SH       SOLE                   694000
Loews Corp                     COM              540424108    21030   326400 SH       SOLE                   326400
MANOR CARE INC NEW COM         COM              564055101    12122   381800 SH       SOLE                   381800
Mentor Graphics                COM              587200106     2420   138300 SH       SOLE                   138300
Merix Corp.                    COM              590049102     1662    95000 SH       SOLE                    95000
NVIDIA Corp                    COM              67066G104    34596   373000 SH       SOLE                   373000
Nabors Inds Inc.               COM              629568106    17488   470100 SH       SOLE                   470100
Perrigo Co                     COM              714290103     7821   468600 SH       SOLE                   468600
Pharmaceutical Prod            COM              717124101    18279   599100 SH       SOLE                   599100
Professional Detailing         COM              74312N107    24877   270400 SH       SOLE                   270400
Quest Diagnostics              COM              74834L100    28937   386600 SH       SOLE                   386600
Reebok Intl Ltd                COM              758110100    17568   549000 SH       SOLE                   549000
Rent A Center                  COM              76009N100    14291   271700 SH       SOLE                   271700
Respironics                    COM              761230101    12288   412900 SH       SOLE                   412900
Scientific Atlanta             COM              808655104    20032   493400 SH       SOLE                   493400
Select Medical                 COM              816196109     7100   355000 SH       SOLE                   355000
Skechers USA Inc               COM              830566105    10292   352100 SH       SOLE                   352100
Southtrust Corp.               COM              844730101    15759   606100 SH       SOLE                   606100
St. Jude Med Inc.              COM              790849103    15000   250000 SH       SOLE                   250000
Stewart & Stevenson            COM              860342104    11200   339400 SH       SOLE                   339400
Stryker Corp                   COM              863667101    18501   337300 SH       SOLE                   337300
THQ Inc.                       COM              872443403    12975   217600 SH       SOLE                   217600
Teekay Shipping                COM              Y8564W103    10101   252400 SH       SOLE                   252400
Torchmark Corp.                COM              891027104    14073   350000 SH       SOLE                   350000
XTO Energy                     COM              98385X106     9344   651150 SH       SOLE                   651150
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